Share Capital (Tables)	12 Months Ended
Aug. 31, 2019
Share Capital [Abstract]
Summary of share capital activity
The following table summarizes the company’s share capital activity:

	Multiple Voting Shares		Subordinate Voting Shares

	Number	Amount	Number	Amount	Total amount

Balance as at September 1, 2016	31,643,000	$1	21,917,942	$85,515	$85,516

Issuance of share capital	–	–	793,070	3,490	3,490
Redemption of restricted share units (note 16)	–	–	327,859	–	–
Redemption of deferred share units (note 16)	–	–	29,906	–	–
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,405	1,405
Balance as at August 31, 2017	31,643,000	1	23,068,777	90,410	90,411

Redemption of restricted share units (note 16)	–	–	345,883	–	–
Redemption of deferred share units (note 16)	–	–	58,335	–	–
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,526	1,526

Balance as at August 31, 2018	31,643,000	1	23,472,995	91,936	91,937

Redemption of restricted share units (note 16)	–	–	317,072	–	–
Redemption of share capital	–	–	(86,392)	(337)	(337)
Reclassification of stock-based compensation costs to share capital upon exercise of stock awards	–	–	–	1,106	1,106

Balance as at August 31, 2019	31,643,000	$1	23,703,675	$92,705	$92,706

a)
On January 8, 2019, the company announced that its Board of Directors had approved a share repurchase program, by way of a normal course issued bid on the open market of up to 6.3% of the issued and outstanding subordinate voting shares, representing 1,200,000 subordinate voting shares at the prevailing market price. The normal course issuer bid started on January 14, 2019 and will end on January 13, 2020 or earlier if the company repurchases the maximum number of shares permitted. All shares repurchased under the bid will be cancelled.